Non-operating income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Income, Nonoperating [Abstract]
Foreign exchange gain	$ 839	$ 1,761	$ 1,664
Financial income	8	74	85
Interest income	16	0	0
Other	264	83	432
Total non-operating income from continuing operations	$ 1,127	$ 1,918	$ 2,181